Shareholders’ Equity (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	6 Months Ended
	May 02, 2022	Apr. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Stockholders' Equity Note [Abstract]
Exercise of options shares (in Shares)		1,000	39,000
Exercise of options amount		$ 2	$ 85	$ 2
Ordinary share (in Shares)	450,000
Purchase price per shares (in Dollars per share)	$ 2.2
Exercise price per share (in Dollars per share)	$ 2.2
Total gross amount	$ 990
Net of incremental and direct issuance expenses	$ 911